September 22, 2005

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTN:             Office of Filings, Information and Consumer Services

RE:               Comstock Funds, Inc. (the "Company")
                  FILE NOS. 33-40771 AND 811-05502
                  --------------------------------

Dear Sir/Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Company does not differ from those contained in Post-Effective Amendment No. 24 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on August 29, 2005 (Accession # 0000935069-05-002410).

         If you have any questions, concerning this filing, you may contact the undersigned at (617) 338-4349.

                                                    Very truly yours,


                                                    /s/ Diane Woodward
                                                    Diane Woodward
                                                    Regulatory Administration

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. Prins - Skadden, Arps, Slate, Meagher & Flom LLP
         T. Hamlin
         L. Dowd